Label	Element	Value
SIREN DIVCON DIVIDEND DEFENDER ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
SIREN DIVCON DIVIDEND DEFENDER ETF | KLA Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
SIREN DIVCON DIVIDEND DEFENDER ETF | NVIDIA Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
SIREN DIVCON DIVIDEND DEFENDER ETF | Quanta Services Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
SIREN DIVCON DIVIDEND DEFENDER ETF | Microsoft Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.80%
SIREN DIVCON DIVIDEND DEFENDER ETF | Occidental Petroleum Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.90%)
SIREN DIVCON DIVIDEND DEFENDER ETF | Invesco Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)
SIREN DIVCON DIVIDEND DEFENDER ETF | International Paper Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)
SIREN DIVCON DIVIDEND DEFENDER ETF | Freeport-McMoRan Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)
SIREN DIVCON DIVIDEND DEFENDER ETF | Exelon Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)
SIREN DIVCON DIVIDEND DEFENDER ETF | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	20.90%
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	(4.10%)
SIREN DIVCON DIVIDEND DEFENDER ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	20.00%
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	(0.80%)
SIREN DIVCON DIVIDEND DEFENDER ETF | Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	18.50%
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
SIREN DIVCON DIVIDEND DEFENDER ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	10.20%
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
SIREN DIVCON DIVIDEND DEFENDER ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	4.60%
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	(6.40%)
SIREN DIVCON DIVIDEND DEFENDER ETF | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	4.30%
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	(1.30%)
SIREN DIVCON DIVIDEND DEFENDER ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	3.70%
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	(2.10%)
SIREN DIVCON DIVIDEND DEFENDER ETF | Real Estate [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	2.10%
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%
SIREN DIVCON DIVIDEND DEFENDER ETF | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	1.80%
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	(4.90%)
SIREN DIVCON DIVIDEND DEFENDER ETF | Communications [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	0.70%
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	(2.30%)
SIREN DIVCON DIVIDEND DEFENDER ETF | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	0.00%
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	(4.30%)
SIREN DIVCON DIVIDEND DEFENDER ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Long Exposure	oef_PctOfTotalLongExposure	13.20%
Percent of Total Short Exposure	oef_PctOfTotalShortExposure	0.00%